Deferred Tax Assets and Liabilities - Components of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets and deferred tax liabilities recognized in the consolidated statement of financial position and the movements [line items]
Assets	¥ 7,577	¥ 6,544
Liabilities	(19,078)	(13,138)
Net Balance	(11,501)	(6,594)	¥ (2,531)	¥ 291
Investments in equity instruments designated at fair value through other comprehensive income [member]
Deferred tax assets and deferred tax liabilities recognized in the consolidated statement of financial position and the movements [line items]
Liabilities	(234)	(87)
Net Balance	(234)	(87)
Provisions and impairment losses, primarily for credit losses [member]
Deferred tax assets and deferred tax liabilities recognized in the consolidated statement of financial position and the movements [line items]
Assets	1,953	1,925
Net Balance	1,953	1,925	1,626
Property, plant and equipment and others [member]
Deferred tax assets and deferred tax liabilities recognized in the consolidated statement of financial position and the movements [line items]
Assets	4,862	4,580
Liabilities	(18,831)	(13,022)
Net Balance	(13,969)	(8,442)	(4,007)	(1,006)
Right-of-use assets and lease liabilities [member]
Deferred tax assets and deferred tax liabilities recognized in the consolidated statement of financial position and the movements [line items]
Assets	744
Net Balance	744
Deferred revenues and installation costs [member]
Deferred tax assets and deferred tax liabilities recognized in the consolidated statement of financial position and the movements [line items]
Assets	18	39
Liabilities	(13)	(29)
Net Balance	¥ 5	¥ 10	¥ 19	¥ 35